Related Party Transactions (Details) - USD ($)								1 Months Ended						3 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 20, 2023	Dec. 06, 2023	Jul. 11, 2023	Jun. 12, 2023	Oct. 07, 2022	Jul. 19, 2022	Nov. 30, 2023	May 25, 2023	Apr. 21, 2023	Jul. 19, 2022	Jan. 28, 2022	Jan. 19, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Feb. 15, 2024	Feb. 07, 2024	May 30, 2023	Apr. 04, 2023	Jul. 21, 2022
Related Party Transaction [Line Items]
Granted restricted stock shares (in Shares)												9,600
Stock based compensation issuance amount																$ 146,613
Number of shares issued (in Shares)				1									1
Preferred stock par value (in Dollars per share)															$ 0.001	$ 0.001	$ 0.001
Purchaser cash													$ 20,000
Consideration cash														$ 507,016	$ 507,016
Loan amount																						$ 80,000
Promissory note amount						$ 80,000
Loaned amount			$ 200,000					$ 10,000
Remaining principal balance amount															10,000
Loan and accrued interest		$ 423													72
Loaned amount																				$ 2,000,000	$ 1,060,000
July 2022 Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate																						4.75%
Accrued interest						$ 812
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate					8.25%				8.25%	8.00%
November Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate								8.50%
First December Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate			8.50%
Second December Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate		8.50%
Second Loan [Member]
Related Party Transaction [Line Items]
Remaining principal balance amount															165,000
Chief Innovation Officer [Member]
Related Party Transaction [Line Items]
Loaned amount					$ 100,000					$ 100,000
November Note [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate								8.50%
First December Note [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate			8.50%
Second December Note [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate		8.50%
February 7th Note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance																	$ 30,000
February 7th Note [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate																			8.50%
February 29th Note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance																	232,000
February 29th Note [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate	8.50%
February 29th Note [Member] | Chief Innovation Officer [Member]
Related Party Transaction [Line Items]
Loaned amount	$ 115,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loaned amount		$ 165,000			$ 200,000				$ 200,000	$ 87,523
Remaining principal balance amount															200,000
Loan and accrued interest															$ 1,164
Chief Executive Officer [Member] | November Note [Member]
Related Party Transaction [Line Items]
Loaned amount								$ 10,000
Chief Executive Officer [Member] | First December Note [Member]
Related Party Transaction [Line Items]
Loaned amount			$ 200,000
Chief Executive Officer [Member] | Second December Note [Member]
Related Party Transaction [Line Items]
Loaned amount		$ 165,000
Chief Executive Officer [Member] | February 7th Note [Member]
Related Party Transaction [Line Items]
Loaned amount																			$ 30,000
Chief Executive Officer [Member] | February 15th Note [Member]
Related Party Transaction [Line Items]
Accrue interest rate																		8.50%
Loaned amount																		$ 205,000
Outstanding principal balance																	$ 205,000
Chief Executive Officer [Member] | February 29th Note [Member]
Related Party Transaction [Line Items]
Loaned amount	$ 117,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock par value (in Dollars per share)							$ 0.001				$ 0.001		$ 0.001		$ 0.001	0.001	$ 0.001
Preferred stock votes shares (in Shares)													250,000,000
Consideration cash							$ 20,000								$ 20,000
Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock votes shares (in Shares)											250,000,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock par value (in Dollars per share)				$ 0.001											$ 0.001	$ 0.001	$ 0.001
Purchaser cash				$ 1,000
Preferred stock votes shares (in Shares)				250,000,000
Consideration cash				$ 1,000											$ 1,000